Post employment benefits - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value of plan assets [line items]
Equities	£ 1,381	£ 1,735
Property	554	819
Hedge funds	17	204
Interest rate and inflation swaps	(887)	(863)
Cash and other	453	746
Total bid value of assets	6,846	8,399
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	104	319
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	100	201
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	605	703
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	638	805
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	623	1,380
Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	3,177	2,185
Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	81	165
Quoted
Disclosure of fair value of plan assets [line items]
Equities	76	93
Property	29	28
Hedge funds	0	0
Interest rate and inflation swaps	102	0
Cash and other	51	31
Total bid value of assets	2,741	2,687
Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	66	51
Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2	1
Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	21	25
Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	30	47
Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	13	11
Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	2,351	2,400
Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,305	1,642
Property	525	791
Hedge funds	17	204
Interest rate and inflation swaps	(989)	(863)
Cash and other	402	715
Total bid value of assets	4,105	5,712
Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	38	268
Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	98	200
Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	584	678
Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	608	758
Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	610	1,369
Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	826	(215)
Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	81	165
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities	12	23
Property	29	28
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	46	24
Total bid value of assets	2,491	2,532
United Kingdom | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	18	2
United Kingdom | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	22	44
United Kingdom | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	13	11
United Kingdom | Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	2,351	2,400
United Kingdom | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	916	1,218
Property	462	716
Hedge funds	0	107
Interest rate and inflation swaps	(971)	(900)
Cash and other	(14)	481
Total bid value of assets	2,087	3,508
United Kingdom | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	24	86
United Kingdom | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	29	68
United Kingdom | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	289	557
United Kingdom | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	526	1,271
United Kingdom | Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	826	(215)
United Kingdom | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	119
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities	0	0
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	102	0
Cash and other	5	7
Total bid value of assets	113	9
Ireland | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	6	2
Ireland | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	291	319
Property	62	74
Hedge funds	12	92
Interest rate and inflation swaps	(18)	37
Cash and other	347	154
Total bid value of assets	1,475	1,637
Ireland | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	6	30
Ireland | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	96	199
Ireland | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	328	388
Ireland | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	186	200
Ireland | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	84	98
Ireland | Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	81	46
United States and Other | Quoted
Disclosure of fair value of plan assets [line items]
Equities	64	70
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	0	0
Total bid value of assets	137	146
United States and Other | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	48	49
United States and Other | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2	1
United States and Other | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	21	25
United States and Other | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	2	1
United States and Other | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	98	105
Property	1	1
Hedge funds	5	5
Interest rate and inflation swaps	0	0
Cash and other	69	80
Total bid value of assets	543	567
United States and Other | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	8	152
United States and Other | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2	1
United States and Other | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	227	222
United States and Other | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	133	1
United States and Other | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	£ 0	£ 0